Expenses by Nature - Summary of Expenses by Nature (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Expenses by nature [abstract]
Goods and services	kr 119,787	kr 120,102	kr 123,488
Employee remuneration	77,462	74,645	72,663
Amortizations and depreciations	8,458	7,978	8,599
Impairments, obsolescence allowances and revaluation	1,456	3,082	4,106
Inventory increase, net	(5,565)	(44)	(704)
Additions to capitalized development	(962)	(817)	(1,545)
Expenses charged to cost of sales and operating expenses	kr 200,636	kr 204,946	kr 206,607